Restricted Net assets (Details) - PRC - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Undistributed earnings in equity investees	$ 54.4	$ 99.9
Subsidiaries
Restricted net assets	$ 0.1	$ 0.2